Income Taxes - unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Beginning balance at January 1	$ 25.7	$ 25.5	$ 18.5
Additions based on tax positions related to the current year	7.9	7.4	3.7
Additions for tax positions of prior years			6.4
Settlements	(4.0)	(7.1)	(2.4)
Changes related to the impact of foreign currency translation		(0.1)	(0.7)
Ending balance at December 31	29.6	25.7	25.5
Unrecognized tax benefits if recognized, that would affect effective tax rate	29.6	25.7
Income tax expense (benefit)	2.5	5.5	$ 2.6
Accruals for the payment of interest and penalties	$ 17.0	$ 14.5